Note 5- Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Jul. 31, 2012
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
	2012	2011

Deferred tax assets (net operating loss carry-forwards)	$89,000	$17,151
Less: valuation allowance	(89,000)	(17,151)
Net deferred tax asset	$-	$-